PROPERTY AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
PROPERTY AND EQUIPMENT, NET

The following is a summary of property and equipment, at cost, less accumulated depreciation:

	As of
	June 30, 2011	September 30, 2010
	(Unaudited)	(Audited)

Computer software	$1,655	$1,598
Office equipment	20,897	20,181
Leasehold improvement	19,671	18,996
	42,223	40,775
Less: accumulated depreciation and amortization	15,750	(8,818)
Property and equipment, net	$26,473	$31,957

Depreciation and amortization expenses for the three months ended June 30, 2011 and 2010 were $2,191 and $1,643 respectively.